CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 18,180,733	$ 14,261,249
Short-term investments	653,700
Accounts receivable	1,206,780	944,447
Amount due from related parties		224,479
Other receivables	1,588,285	2,366,047
Advances to suppliers and prepaid expenses	806,758	754,039
Merchandise inventories	3,075,386	4,048,609
Held-for-sale assets		69,365,235
Total current assets	25,511,642	91,964,105
Property and equipment, net	37,249,769	4,025,765
Prepaid land use right	5,656,453
Intangible assets, net	473,419	872,529
Investment in an affiliate		5,546,358
Other non-current assets	257,547	240,906
TOTAL ASSETS	69,148,830	102,649,663
Current liabilities:
Short-term borrowing		1,640,180
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Mecox Lane Limited of $91,666 and nil as of December 31, 2013 and 2014, respectively)	6,242,761	13,001,974
Advances from customers	2,790,812	2,531,312
Amount due to related parties		635,770
Accrued expenses	3,441,317	3,236,435
Other current liabilities	2,570,288	4,172,225
Income tax payable	1,751,744	1,752,631
Held-for-sale liabilities (including held for sale liabilities of the consolidated VIEs without recourse to Mecox Lane Limited of $7,490,383 and nil as of December 31, 2013 and 2014, respectively)		7,490,383
Total current liabilities	16,796,922	34,460,910
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 439,876,279 and 455,223,849 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	45,523	43,988
Additional paid-in capital	169,817,779	168,833,542
Accumulated deficit	(125,124,090)	(109,433,074)
Accumulated other comprehensive income	7,228,441	7,700,798
Statutory reserve	284,255	943,499
Total Mecox Lane Limited equity	52,251,908	68,088,753
Noncontrolling interests	100,000	100,000
Total equity	52,351,908	68,188,753
TOTAL LIABILITIES AND EQUITY	$ 69,148,830	$ 102,649,663